Offerings - Offering: 1	Jan. 08, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750% Notes due 2033
Maximum Aggregate Offering Price	$ 499,120,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,928.47
Offering Note	Calculated in accordance with 457(r) of the Securities Act of 1933, as amended.